Initial Public Offering (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of ordinary shares reflected on the balance sheet
	As of March 31, 2022	As of December 31, 2021
Gross proceeds	$44,889,860	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)	(1,265,118)
Offering costs of public shares	(3,309,341)	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459	4,574,459
Ordinary shares subject to possible redemption	$44,889,860	$44,889,860

As of December 31, 2021
Gross proceeds	$44,889,860
Less:
Proceeds allocated to public warrants	(1,265,118)
Offering costs of public shares	(3,309,341)
Plus:
Accretion of carrying value to redemption value	4,574,459
Ordinary shares subject to possible redemption	$44,889,860